             Oppenheimer Principal Protected Main Street Fund III
                      Supplement dated November 30, 2004
 to the Prospectus dated October 7, 2004 as supplemented on November 11, 2004

This supplement amends the prospectus for the Fund referenced above as described below.

The Offering  Period is hereby  extended until December 10, 2004.  Accordingly all  references  in the  Prospectus  to the offering  period  running  through
"November  30,  2004",  unless  extended  should refer to the offering  period running through "December 10, 2004", unless extended.

November 30, 2004                                                 PS0771.002